Shareholder's Equity - Reorganization (Detail) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	May 30, 2018	May 25, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	May 24, 2018
Shareholders' Equity
Number of shares of stock issued				1,046,000	2,000
Reorganization Transactions fees and expenses			$ 10.3
IPO
Shareholders' Equity
Share price		$ 16.00
Class A Common Stock
Shareholders' Equity
Number of shares issued by the selling stockholder		666,667
Class A Common Stock | IPO
Shareholders' Equity
Number of shares of stock issued		15,433,333
Class A Common Stock | Underwriters option to purchase
Shareholders' Equity
Number of shares of stock issued	2,100,000
Zenith Merchant Services, LLC | Class A Common Stock
Shareholders' Equity
Number of shares issued during the period in satisfaction of a portion of contingent payment obligation in connection with acquisition remaining interest in a joint venture		48,218
Executive Officers
Shareholders' Equity
Percentage of combined voting power			15.20%
Number of restricted stock units that comprise the IPO Grants		503,795
IPO Grants, percentage of the total value of equity outstanding		3.20%
Executive Officers | Maximum
Shareholders' Equity
Percentage of combined voting power		20.00%
Executive Officers | Class A Common Stock
Shareholders' Equity
Number of common shares held in Company			134,707
Number of stock options to purchase shares of Class A common stock that comprise the IPO Grants		2,115,625
Executive Officers | Class C Common Stock
Shareholders' Equity
Number of common shares held in Company			2,560,955
Number of shares issued during the period under conversion rights		2,560,955
Number of votes per share		3.5 votes per share
Executive Officers | Class D Common Stock
Shareholders' Equity
Percentage of member's deficit and accumulated loss		46.80%
Current and Former Employees
Shareholders' Equity
Percentage of combined voting power			3.60%
Current and Former Employees | Class A Common Stock
Shareholders' Equity
Number of common shares held in Company			306,545
Current and Former Employees | Class D Common Stock
Shareholders' Equity
Number of common shares held in Company			1,843,677
Current and Former Management and Employees | Class A Common Stock
Shareholders' Equity
Number of common shares issued upon conversion of outstanding unit appreciation awards		554,299
Current and Former Management and Employees | Common Class A, Subject to Vesting
Shareholders' Equity
Number of common shares held in Company		63,452
Current and Former Management and Employees | Common Class A, Vested
Shareholders' Equity
Number of common shares held in Company		490,847
MDP
Shareholders' Equity
Percentage of combined voting power			38.40%
MDP | Class A Common Stock
Shareholders' Equity
Number of shares issued in exchange of equity interests		652,500
Number of common shares held in Company			652,500
MDP | Class C Common Stock
Shareholders' Equity
Percentage of member's deficit and accumulated loss		46.80%
MDP | Class D Common Stock
Shareholders' Equity
Number of common shares held in Company			22,461,478
Number of shares issued during the period under conversion rights		24,305,155
Number of votes per share		One vote per share
MDP | Current and Former Employees | Class D Common Stock
Shareholders' Equity
Number of votes per share		One vote per share
Blueapple
Shareholders' Equity
Percentage of member's deficit and accumulated loss		53.20%
Blueapple | Class B Common Stock
Shareholders' Equity
Number of shares issued during the period under conversion rights		35,913,538
Percentage of combined voting power		15.90%	15.90%
EVO LLC | Executive Officers | Class D Units
Shareholders' Equity
Number of units held in LLC prior to reorganization						720,986
Number of LLC interests received in connection with the reclassification of units outstanding in EVO, LLC as a result of the reorganization		1,721,115
EVO LLC | Current and Former Employees | Class D Units
Shareholders' Equity
Number of units held in LLC prior to reorganization						385,542
Number of LLC interests received in connection with the reclassification of units outstanding in EVO, LLC as a result of the reorganization		951,548
EVO LLC | Current and Former Management and Employees | Class D Units
Shareholders' Equity
Number of units held in LLC prior to reorganization						1,106,528
EVO LLC | Blueapple | Maximum
Shareholders' Equity
Economic interest		3.00%